Common and Preferred Stock - Authorized Capital (Details)	Dec. 31, 2018 $ / shares shares
Common and Preferred Stock
Stock, shares authorized (in shares)	50,000,000
Stock, par value (in dollars per share) | $ / shares	$ 0.001
Common stock, shares designated (in shares)	40,000,000
Preferred stock, shares designated (in shares)	10,000,000